Note 8 - Loans Receivable, Net and Allowance for Loan Losses - Changes in the Allowance for Loan Losses and Recorded Investment in Loans Receivable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Allowance for loan losses, beginning balance	$ 1,313	$ 1,148
Charge-offs		(176)
Recoveries		21
Provision	292	320
Allowance for loan losses, ending balance	1,605	1,313
Allowance for loan losses, individually evaluated for impairment	39	40
Allowance for loan losses, collectively evaluated for impairment	1,566	1,273
Loans receivable	179,104	145,136
Loans receivable, individually evaluated for impairment	1,934	1,191
Loans receivable, collectively evaluated for impairment	177,170	143,945
Real Estate Portfolio Segment [Member]
Loans receivable	169,783	142,489
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member]
Allowance for loan losses, beginning balance	55	75
Charge-offs
Recoveries
Provision	(14)	(20)
Allowance for loan losses, ending balance	41	55
Allowance for loan losses, individually evaluated for impairment
Allowance for loan losses, collectively evaluated for impairment	41	55
Loans receivable	5,389	5,777
Loans receivable, individually evaluated for impairment
Loans receivable, collectively evaluated for impairment	5,389	5,777
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member]
Allowance for loan losses, beginning balance	486	418
Charge-offs		(110)
Recoveries
Provision	17	178
Allowance for loan losses, ending balance	503	486
Allowance for loan losses, individually evaluated for impairment	28	33
Allowance for loan losses, collectively evaluated for impairment	475	453
Loans receivable	51,893	51,036
Loans receivable, individually evaluated for impairment	1,092	974
Loans receivable, collectively evaluated for impairment	50,801	50,062
Real Estate Portfolio Segment [Member] | Multi-family (Five Or More) Residential Loans [Member]
Allowance for loan losses, beginning balance	81	60
Charge-offs
Recoveries
Provision	22	21
Allowance for loan losses, ending balance	103	81
Allowance for loan losses, individually evaluated for impairment
Allowance for loan losses, collectively evaluated for impairment	103	81
Loans receivable	14,641	12,402
Loans receivable, individually evaluated for impairment
Loans receivable, collectively evaluated for impairment	14,641	12,401
Real Estate Portfolio Segment [Member] | Commercial Real Estate and Lines of Credit [Member]
Allowance for loan losses, beginning balance	389	324
Charge-offs		(21)
Recoveries		21
Provision	227	65
Allowance for loan losses, ending balance	616	389
Allowance for loan losses, individually evaluated for impairment	11	7
Allowance for loan losses, collectively evaluated for impairment	605	382
Loans receivable	77,730	49,765
Loans receivable, individually evaluated for impairment	793	133
Loans receivable, collectively evaluated for impairment	76,937	49,632
Real Estate Portfolio Segment [Member] | Construction Loans [Member]
Allowance for loan losses, beginning balance	153	122
Charge-offs
Recoveries
Provision	(15)	31
Allowance for loan losses, ending balance	138	153
Allowance for loan losses, individually evaluated for impairment
Allowance for loan losses, collectively evaluated for impairment	138	153
Loans receivable	15,355	16,100
Loans receivable, individually evaluated for impairment
Loans receivable, collectively evaluated for impairment	15,355	16,100
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member]
Allowance for loan losses, beginning balance	50	46
Charge-offs		(45)
Recoveries
Provision	(13)	49
Allowance for loan losses, ending balance	37	50
Allowance for loan losses, individually evaluated for impairment
Allowance for loan losses, collectively evaluated for impairment	37	50
Loans receivable	4,775	7,409
Loans receivable, individually evaluated for impairment	49	84
Loans receivable, collectively evaluated for impairment	4,726	7,325
Commercial and Consumer Portfolio Segments [Member]
Allowance for loan losses, beginning balance	18	7
Charge-offs
Recoveries
Provision	69	11
Allowance for loan losses, ending balance	87	18
Allowance for loan losses, individually evaluated for impairment
Allowance for loan losses, collectively evaluated for impairment	87	18
Loans receivable	9,321	2,647
Loans receivable, individually evaluated for impairment
Loans receivable, collectively evaluated for impairment	9,321	2,647
Unallocated Financing Receivables [Member]
Allowance for loan losses, beginning balance	81	96
Charge-offs
Recoveries
Provision	(1)	(15)
Allowance for loan losses, ending balance	80	81
Allowance for loan losses, individually evaluated for impairment
Allowance for loan losses, collectively evaluated for impairment	80	81
Loans receivable
Loans receivable, individually evaluated for impairment
Loans receivable, collectively evaluated for impairment